Cambria Value and Momentum ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Sector Weightings
Financials	25.0	%(a)
Industrials	20.9%
Consumer Discretionary	20.8%
Information Technology	7.3%
Health Care	5.6%
Communication Services	5.2%
Materials	4.9%
Energy	3.7%
Utilities	3.4%
Consumer Staples	3.2%
Real Estate	0.0	%(b)
	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.
(b) Represents less than 0.05% of total investments.

COMMON STOCKS - 83.4%	Shares	Value
Communication Services - 4.4%
AT&T, Inc.	20,041	$475,573
Fox Corp. - Class A	9,772	500,131
Fox Corp. - Class B	9,854	478,904
TEGNA, Inc.	25,352	461,914
Telephone and Data Systems, Inc.	15,820	559,237
		2,475,759

Consumer Discretionary - 17.5%
Adtalem Global Education, Inc. (a)	5,651	605,392
Beazer Homes USA, Inc. (a)	14,697	325,685
Century Communities, Inc.	4,377	334,315
EVgo, Inc. (a)	98,040	340,199
General Motors Co.	8,812	435,841
Green Brick Partners, Inc. (a)	5,467	330,589
Group 1 Automotive, Inc.	1,104	503,965
KB Home	5,967	400,386
Lennar Corp. - Class A	3,557	466,821
M/I Homes, Inc. (a)	3,212	404,070
Meritage Homes Corp.	6,534	508,803
Mohawk Industries, Inc. (a)	2,851	348,677
Perdoceo Education Corp.	19,636	565,124
Phinia, Inc.	9,505	483,709
PulteGroup, Inc.	4,652	529,305
Rush Street Interactive, Inc. (a)	38,793	565,602
Stride, Inc. (a)	4,986	672,611
Taylor Morrison Home Corp. (a)	9,607	619,267
Toll Brothers, Inc.	3,539	480,632
Tri Pointe Homes, Inc. (a)	9,562	352,455
Williams-Sonoma, Inc.	2,870	606,632
		9,880,080

Consumer Staples - 2.7%
Cal-Maine Foods, Inc.	5,702	615,246
Ingredion, Inc.	3,185	434,561
Pilgrim's Pride Corp. (a)	9,600	446,784
		1,496,591

Energy - 3.2%
CNX Resources Corp. (a)	16,223	444,186
Core Natural Resources, Inc.	4,847	437,878
Select Water Solutions, Inc.	39,528	494,100
World Kinect Corp.	14,057	397,391
		1,773,555

Financials - 21.0%
Aflac, Inc.	3,971	426,406
Assurant, Inc.	1,862	400,684
Bread Financial Holdings, Inc.	9,996	633,047
Brookfield Asset Management Ltd.	3,537	211,619
Capital One Financial Corp.	2,938	598,500
Citizens Financial Group, Inc.	11,071	526,647
Corebridge Financial, Inc.	13,810	466,226
Enova International, Inc. (a)	5,423	609,111
Equitable Holdings, Inc.	9,139	497,344
Fidelity National Financial, Inc.	6,458	375,662
First Citizens BancShares, Inc. - Class A	240	529,126
Hartford Insurance Group, Inc.	4,407	491,601
Heartland Financial USA, Inc.	8,875	573,946
Jackson Financial, Inc. - Class A	5,850	551,304
Lincoln National Corp.	11,674	410,458
Loews Corp.	7,741	661,468
Mercury General Corp.	7,955	396,477
MGIC Investment Corp.	19,477	497,442
Prudential Financial, Inc.	3,175	383,413
Radian Group, Inc.	11,996	408,104
Reinsurance Group of America, Inc.	2,023	460,961
Robinhood Markets, Inc. - Class A (a)	12,962	673,376
Skyward Specialty Insurance Group, Inc. (a)	11,263	498,726
Synchrony Financial	8,029	553,840
		11,835,488

Health Care - 4.7%
Clover Health Investments Corp. (a)	143,147	628,415
Pediatrix Medical Group, Inc. (a)	32,737	457,663
Protagonist Therapeutics, Inc. (a)	11,179	422,566
Tenet Healthcare Corp. (a)	2,723	383,644
United Therapeutics Corp. (a)	1,134	398,227
Universal Health Services, Inc. - Class B	1,808	340,917
		2,631,432

Industrials - 16.8%
ABM Industries, Inc.	8,453	451,052
Apogee Enterprises, Inc.	5,974	304,794
Argan, Inc.	4,186	572,645
Boise Cascade Co.	3,992	503,631
DNOW, Inc. (a)	31,558	469,583
DXP Enterprises, Inc. (a)	5,804	587,887
EMCOR Group, Inc.	1,193	534,536
HNI Corp.	8,192	408,371
IES Holdings, Inc. (a)	2,537	561,387
Interface, Inc.	17,733	439,069
Korn Ferry	5,923	418,934
Matson, Inc.	3,348	474,914
Mueller Industries, Inc.	6,517	513,214
Powell Industries, Inc.	2,053	492,268
Resideo Technologies, Inc. (a)	18,112	407,882
REV Group, Inc.	16,320	566,304
SkyWest, Inc. (a)	5,221	631,323
Sterling Infrastructure, Inc. (a)	3,053	434,808
Tutor Perini Corp. (a)	15,902	383,079
UFP Industries, Inc.	2,600	300,690
		9,456,371

Information Technology - 6.2%
Benchmark Electronics, Inc.	9,536	406,806
Cirrus Logic, Inc. (a)	3,583	359,877
ePlus, Inc. (a)	5,454	435,775
InterDigital, Inc.	3,129	572,544
Plexus Corp. (a)	2,782	394,237
Sanmina Corp. (a)	5,850	489,820
ScanSource, Inc. (a)	8,614	360,496
TD SYNNEX Corp.	3,216	458,312
		3,477,867

Materials - 4.1%
Century Aluminum Co. (a)	28,247	516,355
Louisiana-Pacific Corp.	4,146	484,958
Perimeter Solutions, Inc. (a)	35,289	441,112
Resolute Forest Products (a)(b)	66,033	93,767
SunCoke Energy, Inc.	40,013	375,722
Sylvamo Corp.	5,156	412,996
		2,324,910

Utilities - 2.8%
MDU Resources Group, Inc.	24,655	439,352
NRG Energy, Inc.	4,908	502,776
Vistra Corp.	3,898	654,981
		1,597,109
TOTAL COMMON STOCKS (Cost $39,477,118)		46,949,162

REAL ESTATE INVESTMENT TRUSTS - 0.8%
Industrials - 0.8%
CoreCivic, Inc. (a)	21,380	437,435

Real Estate - 0.0%(c)
Millrose Properties, Inc. (a)	1,779	19,670
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $477,990)		457,105

SHORT-TERM INVESTMENTS - 11.3%
Money Market Funds - 11.3%
First American Treasury Obligations Fund - Class X, 4.31% (d)	6,381,645	6,381,645
TOTAL SHORT-TERM INVESTMENTS (Cost $6,381,645)		6,381,645

TOTAL INVESTMENTS - 95.5% (Cost $46,336,753)		53,787,912
Other Assets in Excess of Liabilities - 4.5%		2,525,604
TOTAL NET ASSETS - 100.0%		$56,313,516
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $93,767 or 0.2% of net assets as of January 31, 2025.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The open futures contracts held by the fund as of January 31, 2025, were as follows:

Cambria Value and Momentum ETF
Schedule of Futures Contracts
January 31, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Index	(74)	03/21/2025	$22,448,825	$(251,817)
Net Unrealized Appreciation (Depreciation)				$(251,817)

The monthly average notional value of the short equity futures contracts during the period ended January 31, 2025, was ($23,694,421).

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria Value and Momentum ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3 (a)	Total
Assets:
Investments:
Common Stocks	$46,855,395	$–	$93,767	$46,949,162
Real Estate Investment Trusts	437,435	19,670	–	457,105
Money Market Funds	6,381,645	–	–	6,381,645
Total Investments	$53,674,475	$19,670	$93,767	$53,787,912

Liabilities:

Other Financial Instruments:
Futures Contracts (b)	$(251,817)	$–	$–	$(251,817)
Total Other Financial Instruments	$(251,817)	$–	$–	$(251,817)

(a) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
(b) The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.